As filed with the Securities and Exchange Commission on August 28, 2014

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.

(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Richard J. Berthy, Principal Executive Officer

Trudance L.C. Bakke, Principal Financial Officer

Three Canal Plaza

Suite 100

Portland, ME 04101

207-553-7110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 888-468-6473

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 – June 30, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report

Wintergreen Fund, Inc.

Investor Class (WGRNX)

Institutional Class (WGRIX)

June 30, 2014

(Unaudited)

www.wintergreenfund.com

1-888-468-6473

Wintergreen Fund, Inc. is an open-end diversified

management investment company that seeks

capital appreciation.

To receive investor materials electronically — see inside cover

For the latest Wintergreen Fund, Inc. news and performance, scan the image on the cover with a “QR Reader” on your smartphone to visit www.wintergreenfund.com

Electronic Delivery

Wintergreen Fund, Inc. encourages shareholders to sign up for electronic delivery of investor materials. By doing so, you will receive information faster, help us reduce cost, and help us reduce the impact on the environment of producing the materials. To enroll in electronic delivery:

1.	Go to www.wintergreenfund.com

2.	Login to your account

3.	Select E-Delivery Consent from the available drop-down options, and

4.	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

Your information will be kept confidential and will not be used for any purpose other than electronic delivery. If you change your mind, you can cancel the electronic delivery at any time and revert to physical delivery of your materials. Just go to www.wintergreenfund.com, perform the first three steps above, and follow the instructions for canceling electronic delivery. If you have any questions, please contact us at (888) GOTOGREEN (888-468-6473).

WINTERGREEN FUND, INC.

PERFORMANCE CHART AND ANALYSIS

JUNE 30, 2014 (Unaudited)

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance quoted. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Shares redeemed within 60 days of purchase are subject to a 2.00% redemption fee. As stated in the current prospectus, the Wintergreen Fund, Inc. (the “Fund”) total annual operating expense ratio for the Investor Class shares is 1.85% and for the Institutional Class is 1.63%. Since inception, certain fees were waived and/or expenses reimbursed; otherwise the Fund’s performance shown would have been lower. The S&P 500 Index (the “Index”) is a broad-based unmanaged index representing the performance of 500 widely held common stocks.

Investor Class

Performance to 6/30/2014	One Year	Five Year	Since Inception 10/17/2005
Cumulative:
Wintergreen Fund, Inc.	17.59%	96.97%	97.92%
S&P 500 Index	24.61%	136.98%	98.19%
Annualized:
Wintergreen Fund, Inc.	17.59%	14.52%	8.16%
S&P 500 Index	24.61%	18.83%	8.18%

Institutional Class

Performance to 6/30/2014	One Year	Since Inception 12/30/2011
Cumulative:
Wintergreen Fund, Inc.	17.85%	35.52%
S&P 500 Index	24.61%	64.53%
Annualized:
Wintergreen Fund, Inc.	17.85%	12.92%
S&P 500 Index	24.61%	22.03%

Converting from Investor Class to Institutional Class Shares

If the current market value of your accounts in the Investor Class is at least $100,000, you may elect to convert the accounts from Investor Class to Institutional Class shares in the Fund on the basis of relative net asset value (“NAV”). Converting from Investor Class to Institutional Class shares may not be available at certain financial intermediaries, or there may be additional costs associated with this conversion charged by your financial intermediary. There is no fee for converting accounts held directly with the Fund. Because the NAV per share of the Institutional Class shares may be higher or lower than that of the Investor Class shares at the time of conversion, although the total dollar value will be the same, a shareholder may receive more or fewer Institutional Class shares than the number of Investor Class shares converted.

You may convert from Investor Class to Institutional Class shares by calling the Fund at (888) GOTOGREEN (888-468-6473) or your financial intermediary if you don’t have a direct account with the Fund. If the total market value of your Institutional Class shares account declines to less than $100,000 due to a redemption, we may convert your Institutional Class shares into Investor Class shares of the Fund on the basis of relative NAV. Although the total dollar value will be the same, a shareholder may receive more or fewer Investor Class shares than the number of Institutional Class shares converted. Please see “Shareholder Information” in the Fund’s prospectus. A conversion from Investor Class shares to Institutional Class shares of the Fund or from Institutional Class shares to Investor Class shares of the Fund pursuant to the preceding paragraphs should generally not be a taxable exchange for federal income tax purposes. Please contact your tax advisor or accountant to discuss your specific situation.

WINTERGREEN FUND, INC.

PERFORMANCE CHART AND ANALYSIS (concluded)

JUNE 30, 2014 (Unaudited)

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

The following charts reflect the change in value of a hypothetical investment since inception, including reinvested dividends and distributions, in the Investor Class and Institutional Class of the Fund, compared with a broad-based securities market index. One cannot invest directly in an index. The total return of the Fund includes operating expenses that reduce returns while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for direct investment. Since inception, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower.

Investor Class — Change in a $10,000 investment since inception

Institutional Class — Change in a $100,000 investment since inception

The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For the most recent month-end performance or for any other questions about the Fund, please call (888) GOTOGREEN (888-468-6473).

WINTERGREEN FUND, INC.

A MESSAGE TO OUR SHAREHOLDERS

JUNE 30, 2014 (Unaudited)

Dear Fellow Wintergreen Fund Shareholder,

Wintergreen Fund, Inc. (the “Fund” or “Wintergreen”) outpaced the Standard & Poor’s 500 Composite Index (“S&P 500”) during the first half of 2014 with the Fund’s Investor Class of shares returning 7.33% and the Institutional Class of shares returning 7.45%, which compares favorably to the S&P 500’s return of 7.14%. The Fund’s performance during the first half of 2014 benefitted from strong returns from long-term holdings in Birchcliff Energy Ltd., Canadian Natural Resources Ltd., and Jardine Matheson Holdings, Ltd. (“Jardine”). Securities that underperformed included MasterCard Inc., Class A, Swatch Group AG, and SJM Holdings Ltd. The Fund continued to utilize forward currency contracts, which had an overall negative impact on performance during the period.

At Wintergreen, we have a high degree of conviction in our investment process and we have remained consistent with our approach. We continue to rely on our long standing belief that the following three criteria are the hallmark of good investments:

First, a business that has good or improving economics, having often generated sales and profits in multiple currencies and jurisdictions;

Second, a management team that is working for the benefit of all shareholders and not just for its own short-term compensation; and

Third, the security being available at a compelling price.

When there is a change based on Wintergreen’s analysis of a portfolio holding in terms of meeting all three of these criteria, it is likely that there will be a change in the Fund’s continued investment in that security. The analysis of how the facts change over time can lead to an increase or a decrease in the size of the position; an example of this is our investment in Jardine Matheson. Jardine is a security with solid management that has been working for all shareholders; it is a security that has grown significantly in value during the 9 years the Fund has owned it. Even though the Fund has recently reduced its position in Jardine, we continue to have confidence in management.

The price of success is hard work, dedication to the job at hand, and the determination that…we have applied the best of ourselves to the task at hand.

- Vince Lombardi

Vince Lombardi is widely known as a quintessential leader and motivator. His success and leadership qualities continue to serve as an inspiration to people all over the world. Jardine’s shareholders have benefitted from the same kind of leadership throughout the company’s long and distinguished history. After years of steadily rising revenues and profits, we believe the economics of the main businesses owned by Jardine Matheson remain solid. Our reason for reducing the size of the position is that, in our view, the first of the three pronged investment criteria of “good or improving economics” isn’t as favorable as it once was. We know this company well and particularly respect the abilities of its management; thus, we continue to follow the developments of Jardine and evaluate its position in the portfolio. We very well may return to a bigger position in this security as the company progresses. In the meanwhile, we will invest some of our shareholders’ money elsewhere.

WINTERGREEN FUND, INC.

A MESSAGE TO OUR SHAREHOLDERS

JUNE 30, 2014 (Unaudited)

Leadership is practiced not so much in words as in actions.

- Harold S. Geneen

Harold S. Geneen was the American businessman who is largely credited with creating the first international conglomerate. In 1959, he was named CEO of International Telephone and Telegraph (“ITT”) and when he retired from that position less than twenty years later, the company’s revenue had grown to twenty times what it was in 1959. A big part of ITT’s success was based on Geneen’s international investment in and acquisition of 350 companies in 80 countries. He was a larger-than-life CEO whose diversification strategy and management style have been widely imitated. In the years following his departure from ITT, the company was largely dismantled in a way that was quite profitable for ITT shareholders.

Similar to ITT, Berkshire Hathaway (“Berkshire”) is a large conglomerate run by world famous CEO, Warren Buffett. Berkshire has enjoyed a nearly unprecedented run in the 49 years since Mr. Buffett took control of the company, compounding book value by 19.7% annually through the end of 2013. It is a wonderful collection of 83 businesses, ranging from the Burlington Northern Santa Fe railroad to GEICO to Benjamin Moore. Berkshire also has investments in dozens of publicly traded companies. The Fund has owned shares of Berkshire Hathaway since early 2006, and we believe the shares are currently trading for a meaningful discount to their intrinsic value. During the 2nd quarter of this year, the Fund sold nearly all of its Berkshire shares. Why would we sell a company with solid economics and undervalued shares, led by an acclaimed CEO? Simply put, we have lost confidence in management at Berkshire.

This past spring, The Coca-Cola Company (“Coca-Cola”), which counts Berkshire as its largest shareholder, asked shareholders to approve an equity compensation plan for the top 5% of its employees, which Wintergreen believed to be extraordinarily excessive. The proposed plan could massively dilute all Coca-Cola shareholders and be a significant headwind to the company’s share price. As Warren Buffett has spoken out repeatedly over the years about the need to rein in excessive compensation, we believed he would be a natural ally to help defeat Coca-Cola’s proposed plan, which we believe was designed to reward management in precisely the manner Warren Buffett had publicly railed against for decades. Mr. Buffett wrote in Berkshire’s 2006 annual letter that “compensation reform will only occur if the largest institutional shareholders — it would only take a few — demand a fresh look at the whole system.” He added to that sentiment at the 2009 Berkshire shareholder meeting, stating that institutional investors should “speak out on the most egregious cases. The way to get big shots to change their behavior is to embarrass them. The press has great opportunities for this, but the big institutional investors could help.” Who better to have put a stop to Coca-Cola’s excessive compensation plan than the man who said these things and who also happens to be the Chairman of the Board of Coca-Cola’s largest shareholder?

We wrote several letters to both Coca-Cola’s board of directors and Warren Buffett, asking Coca-Cola to withdraw the proposed plan and Mr. Buffett to take a public stand against it. As one of the world’s most well-respected and widely-followed investors, we believe Mr. Buffett likely knew that if he had publicly stated that Coca-Cola’s proposed plan was excessive and bad for shareholders, he may have influenced the outcome of the vote. Unfortunately, Mr. Buffett chose to remain publicly silent regarding the plan during the proxy solicitation period. It was only after Coca-Cola’s annual meeting took place, and all the votes had been cast, that Mr. Buffett stated his agreement with us, calling the plan “quite excessive,” “too much,” and “a

WINTERGREEN FUND, INC.

A MESSAGE TO OUR SHAREHOLDERS

JUNE 30, 2014 (Unaudited)

significant change” from past Coca-Cola equity plans, and that “it isn’t like incentives are lacking. But you can give away too much of a company,” during an interview with CNBC. Rather than vote against the plan, Berkshire chose to abstain from voting and Mr. Buffett chose to remain silent before the vote. It appears to us that he may have chosen the interests of his friends at Coca-Cola over the interests of Berkshire shareholders, stating “I love the management [of Coca-Cola], I love the directors…so I didn’t want to vote no…I didn’t want to express any disapproval of management.”

We believe the implementation of the 2014 equity plan at Coca-Cola will be expensive for Coca-Cola shareholders (including Berkshire) and may make it difficult for Coca-Cola to grow value on a per-share basis. We believe this plan epitomizes the kind of excessive pay that Mr. Buffett has said for years is bad. Mr. Buffett wrote in Berkshire’s 2003 annual report that “in judging whether Corporate America is serious about reforming itself, CEO pay remains the acid test.” In the case of Coca-Cola’s equity compensation plan, we believe Warren Buffett clearly failed his own acid test.

As shareholders of both Coca-Cola and Berkshire, these words and actions (or more aptly, inactions) did not sit well with us. We no longer felt that Warren Buffett was looking out for his shareholders’ interests. Although Berkshire is still a high quality business with a compelling valuation, it no longer meets the second principle of our three pronged investment criteria — management working on behalf of all shareholders. With our confidence in management gone, we moved quickly to sell most of our Berkshire holdings out of the portfolio. We are pleased with the sizeable gains we have realized on the Fund’s Berkshire holdings (most of those gains, along with the gains from the sale of Jardine, will be offset by Net Capital Loss Carry-forwards from the financial crisis of 2008-2009, minimizing the tax implications for Fund investors) and we are actively redeploying the cash into situations which we believe to be more compelling.

“Never believe that a few caring people cannot change the world.

For, indeed, that’s all who ever have.”

- Margaret Mead

Dr. Margaret Mead is best known as a cultural anthropologist and ethnologist. She was also a well-respected national commentator on a wide range of topics including air pollution, architecture, civil liberties, hunger, military service, and women’s careers, all of which contribute to our culture today. She had an interest in the role and responsibility of both the individual and the corporation in society.

Although we sold the vast majority of the Fund’s Berkshire shares, we have held onto our Coca-Cola shares. We believe the problems at Coca-Cola are fixable and the opportunities are massive. We see two possible outcomes for Coca-Cola — either current management fixes the company’s strategic problems and gets Coca-Cola back on track to profitable growth, or someone else will do it for them. With interest rates at historic lows and the world awash in cash looking for attractive investments, it is not inconceivable that Coca-Cola could find itself on the auction block. In either outcome, we believe the Fund has the potential to profit.

While we much prefer to have quiet and cordial relationships with the companies owned in the Fund, we will not hesitate to speak up publicly if a company does something which we believe to be contrary to the interests of the Fund and our shareholders. Unlike many well-known activist investors, we do not seek out

WINTERGREEN FUND, INC.

A MESSAGE TO OUR SHAREHOLDERS

JUNE 30, 2014 (Unaudited)

disputes with companies, buying shares solely for the purpose of agitating for a breakup or change in strategy. Rather, we are long-term shareholders who have happily owned Coca-Cola shares for over five years. Only after the company proposed an excessive compensation plan did we become more publicly involved. In the course of our dispute over the company’s compensation plan, we have come to realize that Coca-Cola is ripe for operational improvement and in need of more proactive management.

In the second quarter of this year, we began to publish a quarterly commentary for the Fund, discussing what transpired in both the Fund and global markets during the quarter. The commentary can be found on the Fund’s website www.wintergreenfund.com, and we encourage all investors to read it.

We appreciate your continued interest and investment in Wintergreen Fund.

Sincerely,

David J. Winters, CFA

Portfolio Manager

IMPORTANT INFORMATION

The Fund is subject to several risks, any of which could cause an investor to lose money. Please review the prospectus for a complete discussion of the Fund’s risks which include, but are not limited to, the following: possible loss of principal amount invested, stock market risk, interest rate risk, income risk, credit risk, currency risk, and foreign/emerging market risk. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are magnified in emerging markets. Short sale risk is the risk that the Fund will incur an unlimited loss if the price of a security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. In light of these risks, the Fund may not be suitable for all investors.

The S&P 500 Index is a broad based unmanaged index representing the performance of 500 widely held common stocks. One cannot invest directly in an index.

The views contained in this report are those of the Fund’s portfolio manager as of June 30, 2014, and may not reflect his views on the date this report is first published or anytime thereafter. The preceding examples of specific investments are included to illustrate the Fund’s investment process and strategy. There can be no assurance that such investments will remain represented in the Fund’s portfolios. Holdings and allocations are subject to risks and to change. The views described herein do not constitute investment advice, are not a guarantee of future performance, and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

WINTERGREEN FUND, INC.

PORTFOLIO PROFILE

JUNE 30, 2014 (Unaudited)

% of Net Assets by Country

Sector	% of Net Assets
Consumer Discretionary	30.8%
Consumer Staples	24.6%
Financials	11.1%
Energy	10.7%
Information Technology	6.1%
Industrials	5.2%
Materials	0.7%
Short-Term Investments & Other Assets in Excess of Liabilities	10.8%

Top Ten Holdings*
Issuer	% of Net Assets
Swatch Group AG, Br	6.4%
British American Tobacco plc	6.3%
Compagnie Financiere Richemont SA	6.2%
Canadian Natural Resources Ltd.	6.2%
Franklin Resources Inc.	6.1%
Reynolds American, Inc.	5.8%
The Coca-Cola Company	4.6%
Birchcliff Energy Ltd.	4.5%
Jardine Matheson Holdings Ltd.	4.3%
Wynn Macau Ltd.	4.3%

*	Excludes short-term investments.

WINTERGREEN FUND, INC.

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period:

	Investor Class
	For the Six Month Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
NET ASSET VALUE, Beginning of Period	$17.60	$15.10	$14.09		$14.01	$11.57	$8.73

INVESTMENT OPERATIONS
Net investment income (loss)(a)	0.06	0.03	0.02		0.02	(0.03)	(0.00	)(b)
Net realized and unrealized gain on investments, securities sold short, and foreign currency transactions	1.23	2.51	1.04		0.06 (c)	2.47	2.86

Total from Investment Operations	1.29	2.54	1.06		0.08	2.44	2.86

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—	(0.04)	(0.05)		—	—	(0.02)

Total Distributions to Shareholders	—	(0.04)	(0.05)		—	—	(0.02)

Redemption fees(a)	0.00 (b)	0.00 (b)	0.00	(b)	0.00 (b)	0.00 (b)	0.00	(b)

NET ASSET VALUE, End of Period	$18.89	$17.60	$15.10		$14.09	$14.01	$11.57

TOTAL RETURN(f)	7.33%	16.81%	7.51%		0.57%	21.09%	32.78%
RATIOS/ SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$1,260,931	$1,274,770	$1,274,139		$1,496,795	$1,435,107	$1,031,437
Ratios to Average Net Assets(e):
Net investment income (loss)	0.70%	0.19%	0.17%		0.13%	(0.22)%	(0.03)%

Expenses, excluding borrowing and dividend expense	1.88%	1.85%	1.89%		1.86%	1.89%	1.94%
Borrowing expense	—%	—%	0.00	%(d)	—%	—%	—%

Total Expenses	1.88%	1.85%	1.89%		1.86%	1.89%	1.94%

PORTFOLIO TURNOVER RATE(f)	5%	12%	14%		15%	12%	11%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Net realized and unrealized gain (loss) per share does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended December 31, 2011, primarily due to the timing of the sales and repurchases of the Fund’s Investor Class shares in relation to fluctuating market values of the Fund’s portfolio.
(d)	Less than 0.005%.
(e)	Annualized for periods less than one year.
(f)	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

FINANCIAL HIGHLIGHTS (concluded)

These financial highlights reflect selected data for a share outstanding throughout each period:

	Institutional Class
	For the Six Month Period Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013	Year Ended December 31, 2012		December 30, 2011^ through December 31, 2011
NET ASSET VALUE, Beginning of Period	$17.59	$15.09	$14.09		$14.09

INVESTMENT OPERATIONS
Net investment income(a)	0.08	0.07	0.06		—
Net realized and unrealized gain on investments, securities sold short, and foreign currency transactions	1.23	2.51	1.03		—

Total from Investment Operations	1.31	2.58	1.09		—

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—	(0.08)	(0.09)		—

Total Distributions to Shareholders	—	(0.08)	(0.09)		—

Redemption fees(a)	0.00 (b)	0.00 (b)	0.00	(b)	—

NET ASSET VALUE, End of Period	$18.90	$17.59	$15.09		$14.09

TOTAL RETURN(e)	7.45%	17.09%	7.72%		—%
RATIOS/ SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$486,653	$474,135	$340,462		$100
Ratios to Average Net Assets(d):
Net investment income	0.93%	0.41%	0.41%		—%

Expenses, excluding borrowing and dividend expense	1.65%	1.63%	1.64%		—%
Borrowing expense	—%	—%	0.00	%(c)	—%

Total Expenses	1.65%	1.63%	1.64%		—%

PORTFOLIO TURNOVER RATE(e)	5%	12%	14%		—%

^	The Institutional Class inception date is December 30, 2011.
(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)	Less than 0.005%.
(d)	Annualized for periods less than one year.
(e)	Not annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS

JUNE 30, 2014 (Unaudited)

Industry

Security Description	Country	Shares	Cost	Fair Value

Common Stocks — 88.8%

Beverages — 4.6%
The Coca-Cola Company	United States	1,892,476	$62,231,846	$80,165,283

Capital Markets — 6.1%
Franklin Resources Inc.	United States	1,835,346	58,912,579	106,156,413

Chemicals — 0.7%
Syngenta AG, Reg	Switzerland	34,321	13,454,918	12,783,295

Diversified Financial Services — 0.3%
Berkshire Hathaway Inc., Class B(a)	United States	100	7,842	12,656
BM&F Bovespa SA	Brazil	1,163,752	8,066,288	6,125,565

			8,074,130	6,138,221

Food Products — 3.8%
Nestlé SA, Reg	Switzerland	857,976	34,589,299	66,467,018

Hotels, Restaurants & Leisure — 16.3%
Galaxy Entertainment Group Ltd.	Hong Kong	6,869,819	52,169,757	54,955,715
Genting Bhd	Malaysia	10,839,388	29,136,084	33,723,291
Genting Malaysia Bhd	Malaysia	32,978,494	39,348,961	43,135,993
Genting Singapore plc	Singapore	44,336,109	47,941,917	47,290,901
SJM Holdings Ltd.	Hong Kong	12,002,818	30,622,458	30,075,186
Wynn Macau Ltd.	Macau	19,106,712	55,973,383	74,943,751

			255,192,560	284,124,837

Industrial Conglomerates — 4.3%
Jardine Matheson Holdings Ltd.	Hong Kong	1,271,235	32,399,160	75,396,948

Internet Software & Services — 2.0%
Google Inc., Class A(a)	United States	30,094	8,243,429	17,595,059
Google Inc., Class C(a)	United States	30,094	8,217,093	17,312,476

			16,460,522	34,907,535

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (continued)

JUNE 30, 2014 (Unaudited)

Industry

Security Description	Country	Shares	Cost	Fair Value

IT Services — 4.1%
Cielo SA	Brazil	1,245,940	$12,787,354	$25,685,706
MasterCard Inc., Class A	United States	629,601	17,280,182	46,256,785

			30,067,536	71,942,491

Oil, Gas & Consumable Fuels — 10.7%
Birchcliff Energy Ltd.(a)	Canada	5,905,042	48,514,127	78,029,232
Canadian Natural Resources Ltd.	Canada	2,361,959	77,625,801	108,529,919

			126,139,928	186,559,151

Real Estate Management & Development — 4.7%
Consolidated-Tomoka Land Co.(b)	United States	1,232,334	54,951,483	56,564,131
Sun Hung Kai Properties Ltd.	Hong Kong	1,836,311	25,749,604	25,185,779

			80,701,087	81,749,910

Road & Rail — 0.9%
Union Pacific Corp.	United States	156,426	11,603,352	15,603,494

Textiles, Apparel & Luxury Goods — 14.4%
Compagnie Financiere Richemont SA	Switzerland	1,038,288	39,704,782	108,945,307
Swatch Group AG, Br	Switzerland	184,025	49,220,292	111,124,704
Swatch Group AG, Reg	Switzerland	288,249	24,337,394	32,016,832

			113,262,468	252,086,843

Tobacco — 15.9%
Altria Group Inc.	United States	1,620,611	47,434,682	67,968,425
British American Tobacco plc	United Kingdom	1,834,526	56,445,118	109,194,986
Reynolds American Inc.	United States	1,673,242	60,709,206	100,980,155

			164,589,006	278,143,566

Total Common Stocks			1,007,678,391	1,552,225,005

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (continued)

JUNE 30, 2014 (Unaudited)

Security Description	Country	Warrants	Cost	Fair Value

Warrants — 0.1%
Genting Bhd(a)
Expiration Date: December 18, 2018, Exercise Price: MYR 7.96	Malaysia	1,404,828	$641,279	$1,255,639

Sun Hung Kai Properties Ltd.(a)
Expiration Date: April 22, 2016, Exercise Price: HKD 98.60	Hong Kong	85,421	–	111,538

Total Warrants			641,279	1,367,177

Purchased OTC Call Options — 0.3%		Contracts
Nestlé SA, Reg(a)
Expiration Date: December 15, 2017, Exercise Price: CHF 60	Switzerland	198,149	1,992,567	2,384,134
Expiration Date: December 15, 2017, Exercise Price: CHF 68	Switzerland	325,120	1,988,910	2,218,060

Total Purchased OTC Call Options			3,981,477	4,602,194

Short-Term Investments — 10.4%		Principal

U.S. Treasury Obligations — 10.4%
United States Treasury Bills	United States
Maturity Date: 02/05/2015, Yield to Maturity 0.09%		4,520,000	4,517,443	4,518,694
Maturity Date: 03/05/2015, Yield to Maturity 0.11%		19,040,000	19,025,814	19,032,974
Maturity Date: 04/02/2015, Yield to Maturity 0.09%		9,670,000	9,663,208	9,665,842
Maturity Date: 04/30/2015, Yield to Maturity 0.09%		118,123,000	118,034,200	118,059,568
Maturity Date: 05/28/2015, Yield to Maturity 0.09%		28,060,000	28,037,947	28,036,766
Maturity Date: 06/25/2015, Yield to Maturity 0.10%		3,505,000	3,501,626	3,501,460

Total U.S. Treasury Obligations			182,780,238	182,815,304

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (continued)

JUNE 30, 2014 (Unaudited)

Security Description	Cost		Fair Value

Total Short-Term Investments	$182,780,238		$182,815,304

Total Investments — 99.6%	$1,195,081,385	*	$1,741,009,680

Other Assets in Excess of Liabilities — 0.4%			6,574,092

Net Assets — 100.0%			$1,747,583,772

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Affiliated Issuer. See Note 5.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Selected Abbreviations

Br	Bearer
CHF	Swiss Franc
HKD	Hong Kong Dollar
MYR	Malaysian Ringgit
OTC	Over-the-Counter
Reg	Registered

*	Cost for Federal income tax purposes as of June 30, 2014 is substantially the same as for financial statement purposes. Because tax adjustments are calculated annually, the table does not reflect tax adjustments. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report. Net unrealized appreciation is as follows:

Gross Unrealized Appreciation	$561,798,631
Gross Unrealized Depreciation	(15,870,336)

Net Unrealized Appreciation	$545,928,295

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (continued)

JUNE 30, 2014 (Unaudited)

FORWARD CURRENCY CONTRACTS

As of June 30, 2014, the Fund had the following forward currency contracts outstanding:

Contracts	Settlement Date	Counterparty	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)

To sell:
4,400,000 CAD	8/5/2014	SVEN	$4,186,290	$4,119,565	$66,725
8,800,000 CAD	9/10/2014	CITI	8,229,683	8,232,100	(2,417)
40,000,000 CAD	10/21/2014	SVEN	36,283,812	37,379,991	(1,096,179)
8,800,000 CAD	12/15/2014	CITI	7,845,934	8,212,014	(366,080)
38,200,000 CAD	1/30/2015	SVEN	34,664,515	35,607,040	(942,525)

Net Value of CAD Contracts			91,210,234	93,550,710	(2,340,476)

To sell:
4,200,000 CHF	10/21/2014	SVEN	4,627,131	4,741,001	(113,870)
78,700,000 CHF	1/30/2015	CITI	89,799,179	88,942,176	857,003
67,500,000 CHF	3/24/2015	CITI	75,461,151	76,338,439	(877,288)

Net Value of CHF Contracts			169,887,461	170,021,616	(134,155)

To sell:
16,400,000 GBP	9/10/2014	CITI	26,720,028	28,050,059	(1,330,031)
16,200,000 GBP	12/15/2014	CITI	26,937,859	27,678,003	(740,144)

Net Value of GBP Contracts			53,657,887	55,728,062	(2,070,175)

To sell:
22,400,000 MYR	3/6/2015	CITI	6,800,243	6,841,784	(41,541)

Net Value of MYR Contracts			6,800,243	6,841,784	(41,541)

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS (concluded)

JUNE 30, 2014 (Unaudited)

Contracts	Settlement Date	Counterparty	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)

To sell:
20,600,000 SGD	1/30/2015	SVEN	$16,394,812	$16,525,053	$(130,241)
8,900,000 SGD	3/24/2015	SVEN	7,114,110	7,140,384	(26,274)

Net Value of SGD Contracts			23,508,922	23,665,437	(156,515)

Net Value of Outstanding Forward Currency Contracts			$345,064,747	$349,807,609	$(4,742,862)

Currencies:
CAD	= Canadian Dollar
CHF	= Swiss Franc
GBP	= British Pound
MYR	= Malaysian Ringgit
SGD	= Singapore Dollar
USD	= U.S. Dollar

Counterparties:
CITI	= Citibank, N.A.
SVEN	= Svenska Handelsbanken

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2014 (Unaudited)

ASSETS
Investments in securities, at fair value:
Unaffiliated issuers (Cost $1,140,129,902)	$1,684,445,549
Affiliated issuers (Cost $54,951,483)	56,564,131

Investments in securities, at fair value (Cost $1,195,081,385)		1,741,009,680
Foreign currency (Cost $42,276)		42,017
Cash		2,774
Unrealized gain on forward currency contracts		923,728
Receivables:
Fund shares sold		1,368,372
Interest and dividends		5,188,847
Investment securities sold		9,475,633
Prepaid expenses		73,189

TOTAL ASSETS		1,758,084,240

LIABILITIES
Unrealized loss on forward currency contracts		5,666,590
Payables:
Fund shares redeemed		1,571,851
Dividend withholding tax		74,707
Accrued Liabilities:
Investment advisory fees		2,141,776
Distribution fees		662,617
Compliance services fees		17,430
Directors’ fees and expenses		4,942
Other expenses		360,555

TOTAL LIABILITIES		10,500,468

NET ASSETS		$1,747,583,772

COMPONENTS OF NET ASSETS
Paid-in capital		1,298,406,145
Undistributed net investment income		8,306,207
Net realized loss on investments, securities sold short, foreign currency transactions and forward currency contracts		(100,319,500)
Net unrealized appreciation (depreciation) on:
Investments		545,928,295
Foreign currency translations and forward currency contracts		(4,737,375)

NET ASSETS		$1,747,583,772

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
INVESTOR CLASS
Based on net assets of $1,260,930,679 and 66,742,855 shares outstanding (500,000,000 shares authorized)		$18.89

INSTITUTIONAL CLASS
Based on net assets of $486,653,093 and 25,742,870 shares outstanding (500,000,000 shares authorized)		$18.90

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends income (Net of foreign withholding tax of $1,157,469)	$21,466,393
Interest income	64,078
Dividend income from affiliated issuer	36,970

Total Investment Income	21,567,441

EXPENSES
Investment advisory fees	12,549,918
Distribution fees — Investor Class	1,439,488
Transfer agency fees	271,127
Administrator fees	210,973
Professional fees	156,085
Custodian fees	132,141
Compliance services fees	104,491
Independent directors’ fees and expenses	93,271
Accounting fees	80,257
Miscellaneous expenses	195,609

Total Expenses	15,233,360

NET INVESTMENT INCOME	6,334,081

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Realized Gain (Loss) on:
Unaffiliated investments	107,235,990
Foreign currency transactions and forward currency contracts	(5,023,548)

Net Realized Gain	102,212,442

Net Increase (Decrease) in Unrealized Appreciation/Depreciation on:
Unaffiliated investments	(2,569,357)
Affiliated investments	11,842,730
Foreign currency translations and forward currency contracts	933,253

Net Increase in Unrealized Appreciation	10,206,626

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	112,419,068

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$118,753,149

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Month Period Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
OPERATIONS
Net investment income	$6,334,081	$4,381,694
Net realized gain on investments, foreign currency transactions and forward currency contracts	102,212,442	84,833,297
Net change in unrealized appreciation on investments, foreign currency translations and forward currency contracts	10,206,626	180,018,017

Increase in Net Assets Resulting from Operations	118,753,149	269,233,008

DISTRIBUTIONS TO SHAREHOLDERS FROM — INVESTOR CLASS
Net investment income	—	(2,743,412)
DISTRIBUTIONS TO SHAREHOLDERS FROM — INSTITUTIONAL CLASS
Net investment income	—	(2,307,201)

Total Distributions to Shareholders	—	(5,050,613)

CAPITAL SHARE TRANSACTIONS — INVESTOR CLASS(1)(2)
Proceeds from sales of shares	60,640,563	207,378,728
Proceeds from reinvestment of distributions	—	2,414,360
Cost of redemption of shares	(160,889,979)	(410,910,482)
Redemption fees	6,976	37,927

Net Decrease in Net Assets from Capital Share Transactions — Investor Class	(100,242,440)	(201,079,467)

CAPITAL SHARE TRANSACTIONS — INSTITUTIONAL CLASS(1)(2)
Proceeds from sales of shares	57,998,178	237,938,743
Proceeds from reinvestment of distributions	—	1,989,844
Cost of redemption of shares	(77,832,954)	(168,730,876)
Redemption fees	2,374	3,963

Net Increase (Decrease) in Net Assets from Capital Share Transactions — Institutional Class	(19,832,402)	71,201,674

Increase (Decrease) In Net Assets	(1,321,693)	134,304,602

NET ASSETS
Beginning of Period	1,748,905,465	1,614,600,863

End of Period (includes accumulated undistributed net investment income of $8,306,207 for six-months ended 6/30/14 and $1,972,126 for year ended 12/31/13)	$1,747,583,772	$1,748,905,465

SHARE TRANSACTIONS — INVESTOR CLASS(1)(2)
Sale of shares	3,392,952	12,658,196
Reinvestment of distributions	—	140,044
Redemption of shares	(9,076,070)	(24,769,468)

Decrease in Shares — Investor Class	(5,683,118)	(11,971,228)

SHARE TRANSACTIONS — INSTITUTIONAL CLASS(1)(2)
Sale of shares	3,250,345	14,362,005
Reinvestment of distributions	—	115,487
Redemption of shares	(4,459,619)	(10,085,667)

Increase (Decrease) in Shares — Institutional Class	(1,209,274)	4,391,825

(1)

For the period ended June 30, 2014, exchanges between the Investor and Institutional Classes resulted in 243,345 shares and $4,314,964 reported in redemptions for the Investor Class and 243,371 shares and $4,314,964 reported in subscriptions for the Institutional Class.

(2)

For the year ended December 31, 2013, exchanges between the Investor and Institutional Classes resulted in 4,272,356 shares and $70,942,620 reported in redemptions for the Investor Class and 4,268,160 shares and $70,942,620 reported in subscriptions for the Institutional Class.

The accompanying notes are an integral part of these financial statements.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (Unaudited)

Note 1. Organization

Wintergreen Fund, Inc. (the “Fund”) is an open-end, diversified management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “Act”), as amended. The Fund was organized as a Maryland corporation on May 5, 2005 and the Investor Class inception date was October 17, 2005. The Institutional Class inception date was December 30, 2011. The Institutional Class shares do not have a distribution fee (see Note 3). The Fund is authorized to issue 500,000,000 shares of beneficial interest with $0.001 per share par value of Investor Class shares and 500,000,000 shares of beneficial interest with $0.001 per share par value of Institutional Class shares. The Fund seeks capital appreciation and may invest a substantial portion of its assets in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of the United States.

Note 2. Summary of Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation — The Fund calculates the net asset value per share of each class on each business day the New York Stock Exchange (“NYSE”) is open, as of the close of the NYSE (normally 4:00 pm Eastern Time). Long and short portfolio securities traded or dealt on one or more securities exchanges (whether domestic or foreign) and not subject to restrictions against resale shall be valued 1) at the last quoted sale price for securities that are traded on the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) or, in the absence of a sale, 2) at the mean of the last bid and ask prices, except for open short positions, which are valued at the last ask price. For securities traded or dealt on more than one exchange, or on the over-the-counter (“OTC”) market, quotations from a securities market in which the security is traded are used. For an option, the last reported sale price on an exchange or board of trade on which the option is traded shall be used. In the absence of a sale, the mean between the highest bid and lowest asked prices at the close of the exchanges and/or board of trade on which the option trades shall be used. Securities not traded or dealt on any securities exchange for which OTC market quotations are readily available generally shall be valued at the mean of the current bid and ask prices. Derivatives (including OTC options) not traded or dealt on any securities exchange for which market quotations are readily available or are determined to be unreliable, shall be valued by an independent pricing agent. Money market instrument investments with less than 60 days to maturity are valued at amortized cost, which approximates fair value.

U.S. government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued using dealer quotations.

Forward currency contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of the entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statement of Assets and Liabilities.

Securities are valued at fair value, in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”), and carried out by the appointed Valuation Committee, when 1) market quotations are

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (Unaudited)

insufficient or not readily available; 2) prices or values available do not represent fair value in the judgment of the Fund’s Investment Manager (as defined in Note 3); or 3) securities are determined to be illiquid. As of June 30, 2014, the Fund did not hold any illiquid securities or securities valued at fair value by the Valuation Committee.

Various inputs are used in determining the value of the Fund’s investments. The three levels defined by the hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

Pursuant to the Fund’s security valuation procedures noted previously, equity securities, which includes options and warrants, (foreign or domestic) that are actively traded on a securities exchange are valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. Foreign currencies that are actively traded are fair valued based on the unadjusted quoted price from the applicable market, and to the extent valuation adjustments are not applied to these balances, they are categorized as Level 1. Forward currency contracts are fair valued using various inputs and techniques, which include actual trading information, and foreign currency exchange rates. To the extent that these inputs are observable and timely, the fair values of forward currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC options valued by an independent pricing agent are classified as Level 2 investments. Investments for which there are no such quotations, or for which quotations do not appear to represent fair value, are valued at fair value using methods determined in good faith by the Valuation Committee. These fair valuations may be categorized as Level 2 or Level 3, depending on the valuation inputs.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (Unaudited)

The following table summarizes the valuation of the Fund’s assets and liabilities under the fair value hierarchy levels as of June 30, 2014:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,552,225,005	$—	$—	$1,552,225,005
Warrants*	1,367,177	—	—	1,367,177
Equity Risk Exposure:
Purchased OTC Call Options*	—	4,602,194	—	4,602,194
Short-Term Investments*	—	182,815,304	—	182,815,304

Total Investments in Securities	$1,553,592,182	$187,417,498	$—	$1,741,009,680

Foreign Exchange Risk Exposure:
Forward Currency Contracts^	$—	$923,728	$—	$923,728

Liabilities
Foreign Exchange Risk Exposure:
Forward Currency Contracts^	$—	$5,666,590	$—	$5,666,590

*	Please refer to the Statement of Investments for further breakout of each security by country and industry type.

^	Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instruments.

The Fund’s policy is to disclose transfers between all levels based on valuations at the end of the reporting period. As of June 30, 2014, there were no transfers made between levels compared to the valuation input levels on December 31, 2013. The Fund did not invest in any Level 3 securities during the period.

Security Transactions, Investment Income, and Realized Gain/Loss — Security transactions are accounted for on trade date plus one (trade date on calendar quarter end dates). Dividend income is recorded on the ex- dividend date and is recorded net of unrecoverable withholding tax. Interest income and expenses are recorded on an accrual basis. Identified cost of investments sold is used to determine the realized gain and loss for both financial statement and Federal income tax purposes.

Foreign Currencies — Foreign currency amounts are translated into U.S. dollars based on the foreign exchange rate in effect generally at the close of the NYSE (normally 4:00 pm Eastern Time) on the date of valuation. If the foreign exchange rate in effect at the close of the NYSE is not available, the currency may be valued using the foreign exchange rate standard provided by the Fund’s pricing agent. The portion of the results of operations arising from changes in the foreign exchange rates on investments and the portion due to fluctuations arising from changes in the market prices of securities held are not isolated. Such fluctuations are reflected in net realized and unrealized gain or loss on investments and foreign currency transactions in the Statement of Operations.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (Unaudited)

Reported net realized foreign exchange gains or losses arise from 1) sales of foreign currencies, 2) currency gains or losses realized between the trade and settlement dates on securities transactions, and 3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

Restricted Securities — The Fund may invest in restricted debt and equity securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. To the extent the Fund purchases securities which are restricted as to resale, the Fund may incur additional risks and costs. Restricted securities may be particularly difficult to value, their disposition may require greater effort and expense than that of more liquid securities, and the Fund may incur costs in connection with the registration of restricted securities in order to dispose of such securities to the public. These securities are typically purchased under Rule 144A of the Securities Act of 1933. As of June 30, 2014, the Fund did not hold any restricted securities.

Forward Currency Contracts — During the period ended June 30, 2014, the Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts as measured by the difference between the forward rates at the dates of entry into the contracts and the forward rates at the reporting date is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

Securities Sold Short — The Fund may sell a security short to, among other things, increase investment returns based on the anticipation of a decline in the fair value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price in the future at the time of replacement. The price may be higher or lower than the price at which the Fund sold the security.

The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates. A gain, limited to the difference between the replacement price and the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with the custodian, holding cash and/or long securities to sufficiently cover its short position on a daily basis. Gross income received on the investments in the segregated account is applied to the relevant income account and gross expenses, related to the borrowing expense on securities sold short charged by the broker for entering into the short position, is labeled borrowing expense on securities sold short on the Fund’s Statement of

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (Unaudited)

Operations. As of June 30, 2014, the Fund did not have any short positions, and the Fund did not sell any securities short during the period.

Option Transactions — The Fund may purchase call and put options. When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Statement of Assets & Liabilities as an investment, and is subsequently adjusted to reflect the fair value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

The Fund may write call and put options. When the Fund writes a call or put option, an amount equal to the premium received is included in the Statement of Assets & Liabilities as a liability. The amount of the liability is subsequently adjusted to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As the writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Distributions to Shareholders — Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. The amount of distribution will vary, and there is no guarantee the Fund will pay either income or capital gain distributions. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. The Fund records distributions on its books on the ex- dividend date. For the period ended June 30, 2014, the Fund did not have any distributions.

Federal Taxes — The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its net taxable income. Therefore, no Federal income or excise tax provision is required.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013, and has determined that no provision for income tax is required in the Fund’s financial statements. The Fund files U.S. Federal, Maryland State, and New Jersey State tax returns. Tax years 2010-2013 generally remain subject to examination by the Fund’s major tax jurisdictions. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2013, the Fund did not incur any interest and penalties.

Contractual Obligations — The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However,

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (Unaudited)

the Fund has not had any prior claims or losses pursuant to these contracts. Fund management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Redemption Fee — The Fund will generally charge a redemption fee of 2.00% of the net asset value of shares redeemed if the shares are sold within 60 calendar days of purchase. The fee is charged for the benefit of the remaining shareholders and is paid to the Fund. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of the shares held in the account. The fee is reflected as paid-in capital on the Fund’s Statement of Asset and Liabilities.

Income and Expense Allocation — Each class of shares for the Fund has identical rights and privileges, voting rights on matters pertaining to a single class of shares and the exchange privileges of each class of shares, except with respect to the Rule 12b-1 distribution fees paid by the Investor Class shares. The Institutional Class shares do not have a distribution fee. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class based on its relative net assets.

Use of Estimates — These financial statements are prepared in accordance with GAAP, which requires Fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual amounts could differ from those estimates.

Note 3. Investment Advisory Fees, Servicing Fees, and Other Fees and Expenses

Investment Manager — Wintergreen Advisers, LLC (the “Investment Manager”) is the investment manager to the Fund. Pursuant to an Investment Advisory Agreement, the Investment Manager receives an investment advisory fee from the Fund at an annual rate of 1.50% of the Fund’s average daily net assets.

Administration and Other Services — US Bancorp Fund Services, LLC (“USBFS”) provides administration, portfolio accounting, and transfer agency services to the Fund. USBFS is paid customary fees for its services, pursuant to agreements between USBFS and the Fund.

Distribution — Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Investment Manager, USBFS, or its affiliated companies. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Fund reimburses the Distributor for fees paid to various financial institutions, including the Investment Manager, for distribution and shareholder services rendered to the Fund in an amount up to 0.25% of the average daily net assets of the Investor Class shares.

Other Service Providers — Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides the Fund with a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, Anti-Money Laundering Officer, and Identity Theft Prevention Officer, as well as additional compliance support functions. The Principal Executive Officer is a control affiliate and officer of the Distributor. Neither the Distributor, FCS, nor any of their officers or employees who serves as an officer of the Fund, has a role in

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (Unaudited)

determining the Fund’s investment policies or which securities are to be purchased or sold by the Fund. FCS is paid customary fees for its services pursuant to an agreement between FCS and the Fund regarding such services.

Citibank, N.A. is the custodian of the Fund and is paid customary fees for its services.

Fund Officers and Directors — Certain officers of the Fund may also be directors, officers, or employees of the Investment Manager, USBFS, the Distributor, or FCS, and during their terms of office, receive no compensation from the Fund other than the aforementioned customary fees.

The Fund pays each current independent Board member $40,000 per year. In addition, Board members are reimbursed by the Fund for expenses incurred in connection with attending board meetings and educational seminars.

Note 4. Security Transactions

The cost of purchases and the proceeds from sales of investment securities (including maturities), other than short-term investments and U.S. government obligations were $79,255,353 and $237,840,784, respectively, for the period ended June 30, 2014.

Note 5. Affiliated Issuers

Under section 2(a)(3) of the Act, an investment company is defined as being an affiliated person of a company if it owns five percent or more of a company’s outstanding voting stock.

Investments in affiliated companies for the Fund as of June 30, 2014, are shown below:

Name of issuer	Number of shares held at December 31, 2013	Gross additions	Gross reductions	Number of shares held at June 30, 2014	Fair value at June 30, 2014	Investment income	Realized capital gain/ loss
Consolidated — Tomoka Land Co.	1,232,334	—	—	1,232,334	$56,564,131	$36,970	$—

Note 6. Disclosures about Investments Risks and Hedging Activities

The value of securities held by the Fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic stability; and currency and interest rate and price fluctuations.

The Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks the Fund may attempt to manage through investing in derivative instruments include, but are not limited to, foreign investments and currency, price volatility, and credit (including counterparty) risks.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (Unaudited)

Market, Counterparty, and Credit Risks — Market risk is the potential for changes in the fair value due to market changes, including interest and foreign exchange rate movements, and fluctuations in security prices. Credit risk involves the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is limited to amounts recorded by the Fund as assets. The Investment Manager is responsible for determining the value of the underlying collateral relating to a derivative instrument. In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the other party to a transaction to perform (credit risk). The Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund has unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and forward currency contracts and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks in respect to these financial assets approximates their value as recorded in the Fund’s Statement of Assets and Liabilities.

Note 7. Derivative Financial Instruments

Forward Currency Contracts — A forward currency contract is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward currency contracts can help manage the risk of changes in currency exchange rates. These contracts are marked-to-market at the applicable translation rates. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward currency contracts involve a risk of loss if the Investment Manager is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward currency contract amounts and the value of the securities involved are generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the fair value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward currency contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward currency contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward currency contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Fund’s Statement of Assets and Liabilities.

Option Transactions — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded-options) or may be customized agreements between the parties (“OTC options”). A financial intermediary, known as a clearing corporation,

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (Unaudited)

financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counterparty will not fulfill its obligations under the contract.

When a fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, a fund pays the current market price for the option (known as the “option premium”). A fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Call options are similar to put options, except that when a call option is purchased by a fund, the fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by a fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

When a fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when a fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. A fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

Derivative and Hedging Activities — The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. The Fund did not purchase option contracts during the period and the Fund’s Statement of Investments lists the positions held at period end. The Fund had a monthly average of 12 forward currency contracts open during the period. The Forward Currency Contracts table at the end of the Statement of Investments lists the contracts outstanding as of June 30, 2014.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (Unaudited)

The following is a summary of the location of fair value amounts of derivative investments on the Fund’s Statement of Assets and Liabilities as of June 30, 2014:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted For as Hedging Instruments Under ASC 815	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity Risk Exposure:
Purchased OTC Call Options	Investments in securities, at fair value	$4,602,194	Investments in securities, at fair value	$—

Foreign Exchange Risk Exposure:
Forward Currency Contracts	Unrealized gain on forward currency contracts	$923,728	Unrealized loss on forward currency contracts	$5,666,590

The following is a summary of the location of realized gains and losses and change in unrealized appreciation and depreciation of derivative instruments on the Fund’s Statement of Operations for the period ended June 30, 2014:

Derivatives Not Accounted For as Hedging Instruments Under ASC 815	Location Of Gain(Loss) On Derivatives Recognized In Income	Net Realized Loss	Net Increase In Unrealized Appreciation/Depreciation
Equity Risk Exposure:
Purchased OTC Call Options	Net increase (decrease) in unrealized appreciation/depreciation on: unaffiliated investments	$—	$910,638

Foreign Exchange Risk Exposure:
Forward Currency Contracts	Net realized and unrealized gain (loss) on foreign currency transactions and forward currency contracts	$(4,883,936)	$941,410

Note 8. Offsetting Assets and Liabilities

The Fund is subject to various Master Netting Arrangements (“MNA’s”), which govern the terms of certain transactions with select counterparties. The MNA’s allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MNA’s also specify collateral posting arrangements at pre-arranged exposure levels. Under the MNA’s, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (Unaudited)

OFFSETTING FINANCIAL ASSETS AND DERIVATIVE ASSETS

				Gross amounts not offset in the statement of financial position
Description	Gross amounts of recognized assets	Gross amounts offset in the statement of financial position	Net amounts of assets presented in the statement of financial position	Financial instruments available for offset	Financial instruments collateral received*	Cash collateral received*	Net Amount
Derivatives	$5,525,922	—	$5,525,922	$(3,424,226)	$(2,101,696)	—	—

OFFSETTING FINANCIAL LIABILITIES AND DERIVATIVE LIABILITIES

				Gross amounts not offset in the statement of financial position
Description	Gross Amounts of recognized liabilities	Gross amounts offset in the statement of financial position	Net amounts of liabilities presented in the statement of financial position	Financial instruments available for offset	Financial instruments collateral pledged*	Cash collateral pledged*	Net Amount
Derivatives	$5,666,590	—	$5,666,590	$(3,424,226)	—	—	$2,242,364

*	In some instances, the actual collateral pledged/received may be more than amount shown.

Note 9. Federal Tax Information

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
Distributions paid from:
Ordinary Income	$—	$5,050,613
Long Term Capital Gain	—	—

Total Distributions Paid	$—	$5,050,613

At December 31, 2013, the components of accumulated gains and losses for income tax purposes were as follows:

Unrealized Appreciation	Capital and Other Losses	Total
$536,654,922	$(206,230,444)	$330,424,478

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“RIC Modernization Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. One of the more prominent changes addresses capital loss carryforwards. Under the RIC Modernization Act, the Fund is permitted to carry forward capital losses incurred in taxable years

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014 (Unaudited)

beginning after the date of enactment for an unlimited period. However, any losses incurred during post-enactment taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulations.

At December 31, 2013, the Fund had pre-enactment and post-enactment net capital losses for income tax purposes as shown in the following table:

Expires December 31, 2017	Expires December 31, 2018
$173,830,259	$28,701,683

At December 31, 2013, the Fund deferred, on a tax basis, post October losses of $3,735,745 of currency. The Fund may distribute non-capital gain income to shareholders resulting in a potential tax event.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2013, the reclassification for the Fund was:

Accumulated Undistributed Net Investment Income	$703,875
Accumulated Net Realized Loss	(703,820)
Paid In Capital	(55)

For the year ended December 31, 2013, the Fund utilized $84,129,477 of capital loss carryforward.

Note 10. Other Information

On June 30, 2014, one account held approximately 40% of the outstanding shares of the Investor Class. This is an omnibus account held on behalf of several thousand underlying shareholders.

Note 11. Subsequent Events

In preparing these financial statements, Fund management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Fund management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

WINTERGREEN FUND, INC.

ADDITIONAL INFORMATION (Unaudited)

JUNE 30, 2014

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio and the Fund’s proxy voting record for the most recent twelve-month period ended June 30, 2014 are available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473), visiting the Fund’s website at www.wintergreenfund.com, or on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (“N-Q”). The Fund’s N-Q’s are available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473) and/or on the SEC’s website at www.sec.gov. Copies of the Fund’s N-Q’s may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (if any), and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 through June 30, 2014.

Actual Expenses — The first line in the following table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes — The second line in the following table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in

WINTERGREEN FUND, INC.

ADDITIONAL INFORMATION (Unaudited)

JUNE 30, 2014

comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Expenses Paid During Period*
Investor Class
Actual Return	$1,000.00	$1,073.30	$9.66
Hypothetical Return (5% return before expenses)	$1,000.00	$1,015.47	$9.39
Institutional Class
Actual Return	$1,000.00	$1,074.50	$8.49
Hypothetical Return (5% return before expenses)	$1,000.00	$1,016.61	$8.25

*	As expressed below, expenses are equal to the Investor Class annualized expense ratio of 1.88%, and the Institutional Class annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the half-year period.

Expenses	=	Fund’s Annualized Expense Ratio	X	Average Account Value Over the Period	X	Number of Days in Most Recent Fiscal Half Year
365

Householding — In an effort to decrease costs, the Fund will reduce the number of duplicate summary prospectuses, annual, and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free (888) GOTOGREEN (888-468-6473) to request individual copies of these documents or if your shares are held through a financial institution please contact them directly. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Qualified Dividend Income/Dividends Received Deduction — For the fiscal year ended December 31, 2013, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Wintergreen Fund	100%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2013 was as follows:

Wintergreen Fund	100%

Shareholder Tax Information — As of December 31, 2013, the Fund distributed taxable ordinary income distributions of 0.52% that are designated as interest related dividends under Internal Revenue Section 871(k)(1)(c).

Privacy Policy

This is our policy as of October 2005. This privacy policy applies to individuals, and we reserve the right to change any or all of the principles, along with related provisions, at any time.

You trust us with your financial and other personal information; we in turn are committed to respect your privacy and safeguard that information.

By adhering to the practices described below, we affirm our continuing commitment to protecting your privacy.

Collection and Use of Shareholder Information

Wintergreen Fund, Inc. and the IRA custodian (“We” or the “Fund”) collect only relevant information about the Fund’s shareholders that the law allows or requires us to have in order to conduct our business and properly service you. We collect financial and other personal information about you from the following sources: information you provide on applications or other forms (for example, your name, address, social security number and birthdate); information derived from your transactions with us (for example, transaction amount, account balance and account number); information you provide to us if you access account information or conduct account transactions online (for example, password, account number, e-mail address, alternate telephone number).

Keeping Information Secure

We maintain physical, electronic, and procedural safeguards to protect your financial and other personal information, and we continually assess new technology with the aim of adding new safeguards to those we have in place.

Limiting Access to Information

We limit access to personally identifiable information to only those with a business reason to know such information.

Use of Personal and Financial Information by Us and Third Parties

We do not sell non-public personal information about current or former customers or their accounts to any third parties, and do not disclose such information to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law.

Those who may receive this information include the companies that provide transfer agent, technology, and administrative services, as well as the investment adviser who is an affiliate of the Fund.

Accuracy of Information

We strive to keep our records of your information accurate, and we take immediate steps to correct errors. If there are any inaccuracies in your statements or in any other communications from us, please contact us or contact your investment professional.

(Not Part of the Semi-Annual Report)

Wintergreen Fund, Inc.

FOR MORE INFORMATION

Investment Manager

Wintergreen Advisers, LLC

333 Route 46 West, Suite 204

Mountain Lakes, New Jersey 07046

Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, New York 10004

Wintergreen Fund, Inc.

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

(888) GOTOGREEN

(888-468-6473)

www.wintergreenfund.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

2

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Act, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Wintergreen Fund, Inc.

By	/s/ Richard J. Berthy
Richard J. Berthy, Principal Executive Officer

Date	August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard J. Berthy
Richard J. Berthy, Principal Executive Officer

Date	August 26, 2014

By	/s/ Trudance L. C. Bakke
Trudance L.C. Bakke, Principal Financial Officer

Date	August 26, 2014

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